Securities Act File No. 2-34552
                                                 Securities Act File No. 2-14767
                                                Securities Act File No. 33-56094


                            PILGRIM U.S. EQUITY FUNDS
                          PILGRIM EQUITY & INCOME FUNDS

                         Supplement dated June 11, 2001
    to the Class A, B, C, M and T U.S. Equity Funds and Equity & Income Funds
                          Prospectus dated May 1, 2001


1.   CHANGE IN PORTFOLIO MANAGERS FOR PILGRIM MAGNACAP FUND.

     Effective June 18, 2001, the following disclosure replaces the disclosure under "Management of the Funds--MagnaCap Fund" on page 47 of the Prospectus:

     Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING Pilgrim, has served as Portfolio Manager of MagnaCap Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

2.   CHANGE IN PORTFOLIO MANAGERS FOR PILGRIM GROWTH AND INCOME FUND.

     Effective June 18, 2001, the following disclosure replaces the disclosure under "Management of the Funds--Growth and Income Fund" on page 47 of the
Prospectus:

     Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING Pilgrim, has served as Portfolio Manager of Growth and Income Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

3.   CHANGE IN PORTFOLIO MANAGERS FOR PILGRIM BALANCED FUND.

     Effective June 18, 2001, the following disclosure replaces the disclosure under "Management of the Funds--Balanced Fund" on page 47 of the Prospectus:

     The  following   individuals  share   responsibility   for  the  day-to-day
     management of the Balanced Fund:

     Thomas Jackson, Senior Vice President and Senior Portfolio Manager for value equity strategies at ING Pilgrim, has served as Portfolio Manager of the equity portion of Balanced Fund since June 2001. Prior to joining ING Pilgrim in June 2001, Mr. Jackson was a Managing Director at Prudential Investments (April 1990 through December 2000). Prior to April 1990, Mr. Jackson was Co-Chief Investment Officer and Managing Director at Century Capital Associates and Red Oak Advisors Inc.

     Robert K. Kinsey, Vice President and Portfolio Manager, has served as a Portfolio Manager of Balanced Fund since May 24, 1999. Mr. Kinsey manages Balanced Fund's assets that are invested in assets other than high yield debt securities. Prior to joining ING Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

     Edwin Schriver, Senior Vice President of ING Pilgrim, has served as a Senior Portfolio Manager of the high yield portion of the Balanced Fund's assets since October 2000. Prior to joining ING Pilgrim, Mr. Schriver was a Senior High Yield Analyst for Dreyfus Corporation since 1998. From 1996 to 1997, Mr. Schriver was the President of Crescent City Research, an investment research and software firm. Prior to 1996, Mrs. Schriver was President of an SEC registered investment adviser and held various senior portfolio management positions.


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